Sales General and Administrative Expenses Schedule of All Expenses Related to Administrative and Commercial Service Providers Payroll Consumption Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Administrative expenses	$ (709,099)	$ (387,679)
Administrative expenses, change amount	$ (321,420)
Administrative expenses, percentage	83.00%
Selling Expense	$ (30,137)	(56,960)
Selling Expense, change amount	$ 26,823
Sales expenses, percentage	47.00%
Sales expenses, percentage	(47.00%)
Services 3rd parties [Member]
Administrative expenses	$ (627,594)	(114,223)
Administrative expenses, change amount	$ (436,784)
Administrative expenses, percentage	382.00%
Labor [Member]
Administrative expenses	$ (4,060)	(11,173)
Administrative expenses, change amount	$ 7,113
Administrative expenses, percentage	(64.00%)
Selling Expense	$ (30,137)	(30,112)
Selling Expense, change amount	$ (25)
Sales expenses, percentage	0.00%
Sales expenses, percentage	0.00%
Depreciation [Member]
Administrative expenses	$ (30,205)	(235,119)
Administrative expenses, change amount	$ 204,914
Administrative expenses, percentage	(87.00%)
General expenses [Member]
Administrative expenses	$ (14,288)	(4,036)
Administrative expenses, change amount	$ (10,252)
Administrative expenses, percentage	254.00%
Selling Expense	$ 0	(25,432)
Selling Expense, change amount	$ 25,432
Sales expenses, percentage	100.00%
Sales expenses, percentage	(100.00%)
PLCD [Member]
Administrative expenses	$ (32,952)	(23,128)
Administrative expenses, change amount	$ (9,824)
Administrative expenses, percentage	42.00%
Royalties [Member]
Selling Expense	$ 0	$ (1,416)
Selling Expense, change amount	$ 1,416
Sales expenses, percentage	100.00%
Sales expenses, percentage	(100.00%)